Fair Value Measurement (Details) oz in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025 USD ($) oz	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)
Fair Value Measurement [Line Items]
Long-term gold prices (in Ounces) | oz	2,006
Remaining term	18 years 3 months 18 days
Inflation rate	4.70%
Market risk percentage	5.50%
Accretion expense (in Dollars)	$ 871,000		$ 1,037,000
Royalty Liabilities [Member]
Fair Value Measurement [Line Items]
Discount rate percentage	10.00%
Asset Retirement Obligation [Member]
Fair Value Measurement [Line Items]
Discount rate	12.50%
Accretion expense (in Dollars)	$ 1,908,000	$ 871,000